As filed with the Securities and Exchange Commission on April 13, 2004

                                                     1933 Act File No. 333-28697
                                                     1940 Act File No. 811-8243

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]
            Pre-Effective Amendment No.                                    [   ]
                                                ------
            Post-Effective Amendment No.          26                       [ X ]
                                                ------
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ X ]
            Amendment No.                         27
                                                ------
                        (Check appropriate box or boxes.)

                                  POTOMAC FUNDS
               (Exact name of Registrant as Specified in Charter)

                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 997-5198

                                Daniel D. O'Neill
                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036


It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph  (b)
[ ]  60 days after filing  pursuant to paragraph (a)(1)
[ ]  on (date)  pursuant  to  paragraph  (a)(1)
[X]  75 days after filing  pursuant to paragraph  (a)(2)
[ ]  on (date)  pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  POTOMAC FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement:

            Prospectus for Dynamic HY Bond Fund

            Statement of Additional Information for Dynamic HY Bond Fund

            Part C of Form N-1A

            Signature Page

            Exhibits

                                   PROSPECTUS



                                 INVESTOR CLASS


                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511








                              DYNAMIC HY BOND FUND









LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              ___________ __, 2004

                                TABLE OF CONTENTS
                                                                            Page
OVERVIEW.......................................................................1
ABOUT THE FUND.................................................................1
  Fund Objective...............................................................1
  Portfolio Investment Strategy................................................1
  Principal Risk Factors.......................................................2
  Performance..................................................................4
  Fees and Expenses of the Fund................................................4
  Expense Example..............................................................5
ABOUT YOUR INVESTMENT..........................................................5
  Shares Prices of the Fund....................................................5
  Rule 12b-1 Fees..............................................................6
  How to Invest in Shares of the Fund..........................................6
  How to Exchange Shares of the Fund...........................................8
  How to Sell Shares of the Fund...............................................9
  Account and Transaction Policies............................................10
ADDITIONAL INFORMATION........................................................11
  Management of the Fund......................................................11
  Distributions and Taxes.....................................................12
  Master/Feeder Option........................................................13
FINANCIAL HIGHLIGHTS..........................................................13
MORE INFORMATION ON THE FUND..................................................14

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                                    OVERVIEW

This Prospectus describes the DYNAMIC HY BOND FUND (the "Fund"). The Fund currently offers for sale Investor Class shares.

Rafferty Asset Management, LLC ("Rafferty" or "Adviser") serves as the Fund's investment adviser and Transamerica Investment Management, LLC serves as the subadviser (the "Subadviser").

The Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The Fund is designed principally for purchase by experienced investors and frequently is utilized by investors who engage in market timing activities or who intend to follow an asset allocation strategy. To achieve its objective, the Fund uses aggressive investment techniques such as engaging in futures, options and swap transactions. As a consequence, the Fund's portfolio will be positioned consistent with the need for liquidity. There is no assurance that the Fund will achieve its objective.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 ABOUT THE FUND

FUND OBJECTIVE
--------------

The Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instuments.

The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval.

PORTFOLIO INVESTMENT STRATEGY
-----------------------------

In attempting to meet the Fund's objective, the Subadviser will, under normal circumstances, invest at least 80% of the Fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds," or derivatives of such instruments. Debt instruments include corporate debt securities, convertible securities, zero-coupon securities, payment-in-kind securities, strips, when-issued securities and restricted securities.

High yield debt instruments are generally rated lower than Baa by Moody's Investor Service ("Moody's) or lower than BBB by Standard & Poor's ("S&P"). Up to 15% of Fund assets may be invested in instruments generally rated below Caa by Moody's or CCC by S&P or derivatives of such instruments. Investments may include instruments in the lowest rating category of each rating agency, or unrated bonds that the Subadviser determines are of comparable quality. Such instruments may be in default and are generally regarded by the ratings agencies as having extremely poor prospects of ever attaining any real investment standing.

The Subadviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated instruments, the achievement of the Fund's objective depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in instruments in the higher rating categories.

To ensure that the Fund's portfolio maintains sufficient liquidity to meet potential redemptions by active Fund shareholders while gaining exposure to the high yield bond market, the Fund invests a substantial portion of its assets in derivative securities, such as futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices. Such investments allow the Subadviser to generate a return that is larger than what would be generated if the Fund maintained its assets in cash or cash equivalents to meet redemption requests.

The Fund may invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these instruments, the Fund is not achieving its investment objective.

The Subadviser uses a "bottom up" approach to investing. The Subadviser studies industry and economic trends, but focuses on researching individual issuers and derivative instruments. Each company and derivative instrument in which the Fund invests passes through a research process and stands on its own merits as a viable investment in the Subadviser's opinion.

To achieve the Fund's investment objective, the Subadviser's fixed income management team:

      o Seeks to achieve price appreciation and minimize price volatility by identifying instruments that are likely to be upgraded by qualified rating organizations

      o Employs research and credit analysis to minimize purchasing instruments that may default by determining the likelihood of timely payment of interest and principal; and/or

      o Invests Fund assets in other investments, including derivative instruments, consistent with the objective of high current income and capital appreciation but permitting the Fund to maintain sufficient liquidity to meet redemptions.


PRINCIPAL RISK FACTORS
----------------------

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither Rafferty nor the Subadviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. These and other risks are described below.

MARKET TIMING ACTIVITY AND HIGH PORTFOLIO TURNOVER
--------------------------------------------------

A significant portion of the Fund's assets are expected to come from professional money managers and investors who use the Fund as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Fund's portfolio turnover, which involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of instruments and reinvestments in other instruments. Such sales also may result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance. In addition, large movements of assets into and out of the Fund may negatively impact its ability to achieve its investment objective or its desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer term investments.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES
-----------------------------------------

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, swap agreements, and options on high yield bonds, high yield bond indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

RISKS OF INVESTING IN DERIVATIVES
---------------------------------

The Fund may invest in instruments that attempt to track the price movement of stock indices. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument.

SWAP AGREEMENT RISKS
--------------------

The Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, the Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

ADVERSE MARKET CONDITIONS
-------------------------

Although the Subadviser's fixed income management team employs comprehensive research and analysis in selecting instruments for the Fund's portfolio, neither the Adviser nor the Subadviser can guarantee their performance. Likewise, while the fixed income management team uses time-tested defensive strategies to protect the value of the Fund's portfolio during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.

INTEREST RATE CHANGES
---------------------

Debt instruments have varying levels of sensitivity to changes in interest rates. In general, the price of a debt instrument will fall when interest rates rise and will rise when interest rates fall. Instruments with longer maturities and mortgage instruments can be more sensitive to interest rate changes. In other words, the longer the maturity of an instrument, the greater the impact a change in interest rates could have on the instrument's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term instruments tend to react to changes in short-term interest rates, and long-term instruments tend to react to changes in long-term interest rates.

CREDIT RISK AND LOWER-QUALITY DEBT INSTRUMENTS
----------------------------------------------

The Fund could lose money if the issuer of a debt instrument is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt instruments, but generally is not a factor for U.S. government obligations. The Fund may invest a portion of its assets in instruments rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These instruments generally involve greater risk of default or price changes than other types of fixed-income instruments and the Fund's performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss of principal than an investment in a Fund that may not invest in lower-rated instrument.

PREPAYMENT RISK
---------------

Many types of debt instruments are subject to prepayment risk. Prepayment occurs when the issuer of an instrument can repay principal prior to the security's maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt instrument can be difficult to predict and result in greater volatility.

RISK OF NON-DIVERSIFICATION
---------------------------

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of instrument. Since the Fund is non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

PERFORMANCE
-----------

This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns because the Fund has not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES OF THE FUND
-----------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2004.



SHAREHOLDER FEES (fees paid directly from your investment)*

Maximum Sales Charge Imposed on Purchases
(as a % of offering price)......................................      None
Maximum Deferred Sales Charge (as a % of original
purchase price or sales proceeds, whichever is less)............      None


ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)**

Management Fees................................                      0.75%
Service (12b-1) Fees...........................                      0.25%
Other Expenses.................................                      0.35%
                                                                     -----
Total Annual Operating Expenses................                      1.35%
                                                                     =====

* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

** Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Fund's Other Expenses through August 31, 2004 to the extent that the Fund's Total Annual Operating Expenses exceed 1.35%. Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If overall expenses fall below these percentage limitations, then the Fund may reimburse Rafferty for such waivers and reimbursements within the following three fiscal years.

EXPENSE EXAMPLE
---------------

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example shows what you would have paid if you invested $10,000 in the Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR     3 YEARS
                            ------     -------
DYNAMIC HY BOND FUND         $137       $428



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                              ABOUT YOUR INVESTMENT

SHARES PRICES OF THE FUND
-------------------------

The Fund's share price is known as its net asset value (NAV). The Fund's share price is calculated fifteen minutes after the close of regular trading, usually as of 4:15 p.m. Eastern Time, each day the NYSE is open for business. Share price is calculated by dividing the Fund's net assets by its shares outstanding. The Fund uses the following methods to price securities held in its portfolios:

      o securities primarily traded in the Nasdaq Stock Market are valued using the Nasdaq Official Closing Price (NOCP),

      o securities traded on a domestic securities exchange, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask prices,

      o  options on futures are valued at their closing price,

      o short-term debt securities and money market securities are valued using th "amortized" cost method, and

      o securities for which a price is unavailable will be valued at fair value as determined by the investment advisor under the supervision of the Board of Trustees.

RULE 12B-1 FEES
---------------

The Fund has adopted a distribution plan under Rule 12b-1 for Investor Class shares. The plan allows the Fund to pay distribution and sales fees for the sale of the Fund's shares and for other shareholder services. Because these fees are paid out of the Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan for the Fund, the annual fees may amount to up to .40% of the Fund's average daily net assets. However, the Board currently has authorized the Fund to pay Rule 12b-1 fees only in an amount equal, on an annual basis, to the difference between the Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 1.35%.

HOW TO INVEST IN SHARES OF THE FUND
-----------------------------------

You may invest in the Fund through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Fund. You may invest directly with the Fund or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

MINIMUM INVESTMENT
------------------

The minimum initial and subsequent investments in the Fund are set forth below.

                            MINIMUM INITIAL INVESTMENT     SUBSEQUENT INVESTMENT
                            --------------------------     ---------------------
Regular Accounts.........            $10,000                       $1,000
Retirement Accounts......            $10,000                       $   0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

TRANSACTION CUT-OFF TIMES
-------------------------

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Fund's transfer agent or an authorized financial intermediary, subject to the Fund's transaction cut-off times. Currently, all requests received in good form before 2:00 p.m. Eastern time will be processed on that same day. Requests received after the cut-off times will receive the next business day's NAV.

GOOD FORM
---------

Good form means that your purchase (whether directly or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund, (2) the dollar amount of shares to be purchased and (3) your purchase application or investment stub. An Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Application and receives correct payment by check or wire transfer.

PURCHASING SHARES
-----------------

BY MAIL:

o   Complete and sign your Account Application.

o   Indicate the Fund and the amount you wish to invest.

o Mail your check (payable to "Dynamic HY Bond Fund") along with the completed Account Application to:

           REGULAR MAIL                            EXPRESS/OVERNIGHT MAIL
------------------------------------         -----------------------------------
Dynamic HY Bond Fund -- Investor             Dynamic HY Bond Fund -- Investor
Class                                        Class
c/o U.S. Bancorp Fund Services, LLC     or   c/o U.S. Bancorp Fund Services, LLC
P.O. Box 1993                                Mutual Fund Services-- 3rd Floor
Milwaukee, Wisconsin 53201-1993              615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

o Cash, credit cards, and credit card checks will not be accepted by the Fund. The Fund will also not accept payment in cashier's check or money orders, unless the cashier's checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, traveler's checks or starter checks for the purchase of shares.

o  All purchases must be made in U.S. dollars through a U.S. bank.

o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

o You will receive written confirmation by mail, but we do not issue share certificates.

o The Fund's transfer agent will verify certain information from investors as part of the Fund's anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if they are unable to verify a shareholder's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

BY BANK WIRE TRANSFER:

o Call the Fund's Transfer Agent at (800) 851-0511 to receive your account number.

o   Wire your payment through the Federal Reserve System as follows:

   U.S. Bank,  N.A.
   777 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202
   ABA number: 075000022
   For credit to U.S. Bancorp Fund Services, LLC
   Account Number 112-952-137
   For further credit to the Fund
   (Your name)
   (Your account number)
   (Name of Fund(s) to purchase) -- Investor Class

o   Your bank may charge a fee for such services.

o Once you have wired your investment, mail your completed and signed Account Application to the Fund.

o Wire orders will only be accepted from 9:00 A.M. TO 2:00 P.M. Eastern Time. The Fund will not accept and process any wire orders for that day received after this time.

THROUGH FINANCIAL INTERMEDIARIES:

o   Select financial intermediaries are authorized to offer shares of the Fund.

o   These  financial   intermediaries   can  help  you  complete  the  necessary
    paperwork, mail your Account Application to the Fund and place your order to purchase shares of the Fund.

o Financial intermediaries are responsible for placing orders promptly with the Fund and forwarding, payment promptly, as well as ensuring that you receive copies of the Fund's Prospectus. Upon acceptance by your financial intermediary, your order will be processed at a Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

HOW TO EXCHANGE SHARES OF THE FUND
----------------------------------

You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

o   Write or call the Fund's Transfer Agent or your financial intermediary.

o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Fund can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

o You may exchange by telephone only if you selected that option on your Account Application.

o You may exchange through the Internet by visiting the Fund's website at www.potomacfunds.com and activating your account.

o You may place exchange orders for the Fund by telephone between 9:00 A.M. AND 2:00 P.M. Eastern time.

HOW TO SELL SHARES OF THE FUND
------------------------------

GENERALLY
---------

o You may sell all or part of your investment in the Fund at the next determined net asset value after we receive your order.

o   Your redemption order is subject to the Fund's transaction cut-off times.

o You normally will receive proceeds from any sales of shares within seven days from the time a Fund receives your request in good order.

o For investments that have been made by check, payment on sales requests may be delayed until the Fund's Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

o Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

BY TELEPHONE OR BY MAIL
-----------------------

o   Call or write the Fund (see the address and telephone number above).

o You may only sell shares of the Fund by telephone if you selected that option on your Account Application.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

BY WIRE TRANSFER
----------------

o   Call the Fund.

o Provide your name, account number and the number, percentage or dollar value of shares to sell.

o   You must wire transfer at least $5,000.

o You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.

o   Your  proceeds  will  be  wired  only to the  bank  listed  on your  Account
    Application.

THROUGH FINANCIAL INTERMEDIARIES
--------------------------------

o Select financial intermediaries can place your order to sell shares of the Fund.

o Payment can be directed to your account normally within three business days after a financial intermediary places your order.


ACCOUNT AND TRANSACTION POLICIES
--------------------------------

ORDER POLICIES
--------------

You may buy and sell shares of the Fund at its NAV computed after your order has been received in good order. PURCHASE AND SELL ORDERS WILL BE PROCESSED THE SAME DAY AT THAT DAY'S NAV IF YOUR REQUEST IS RECEIVED BY 2:00 P.M. EASTERN TIME. The Fund will not accept and process any orders for that day received after these times.

There are certain times when you may be unable to sell shares of the Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Fund cannot determine the value of their assets or sell their holdings. The Fund reserves the right to reject any purchase order or suspend offering of their shares. Generally, the Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Fund of such trade or trades before 2:00 p.m. Eastern time on the prior day. In the event that a trade is deemed not to have been received in good form, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is cancelled, the Fund shall have the right to a return of proceeds.

TELEPHONE TRANSACTIONS
----------------------

For your protection, the Fund may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

SIGNATURE GUARANTEES
--------------------

In certain instances when you sell shares of the Fund, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed under the following circumstances:

o   if your account registration or address has changed in the last 30 days,

o if proceeds of your sale are mailed to an address other than the one listed with the Fund,

o   if the proceeds are payable to a third party,

o   if the sale is greater than $100,000,

o   if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Fund's Transfer Agent.

LOW BALANCE ACCOUNTS
--------------------

If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Fund. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to
$10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

REDEMPTION IN KIND
------------------

The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

MANAGEMENT OF THE FUND
----------------------

Rafferty provides investment services to the Fund. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York, New York 10110. Under an investment advisory agreement between the Fund and Rafferty, the Fund pays Rafferty fees at an annual rate of 0.75% of the Fund's average daily net assets.

Rafferty has retained Transamerica to serve as Subadviser to the Fund. Rafferty (not the Fund) will pay Transamerica's subadvisory fees. Transamerica is located at 1150 South Olive Street, Los Angeles, California 90015. Pursuant to the Subadvisory Agreement, Transamerica will manage the Fund's assets with oversight from Rafferty.

The Subadviser manages $15 billion in mutual funds, separate accounts and pension assets. The Subadviser is controlled by Transamerica Investment Services, Inc., which previously managed the assets currently managed by the Subadviser. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N.V., an international insurance group.

The Managers for the Fund are Edward S. Han and Peter O. Lopez.

Mr. Han is a Vice President and Portfolio Manager at the Subadviser. Mr. Han joined Transamerica in 1998 and has eight years of investment experience. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Mr. Lopez is the Vice President and Director of Fixed Income Research at the Subadviser. Prior to joining the Subadviser, Mr. Lopez was a Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as a Senior Equities Analyst for the Subadviser from 1997 through 2000. Mr. Lopez holds an M.B.A. in finance and accounting from the University of Michigan and received a B.A. in economics from Arizona State University.

DISTRIBUTIONS AND TAXES
-----------------------

DISTRIBUTIONS
-------------

The Fund distributes dividends from its net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments less expenses.

The Fund also distributes any realized net capital gains at least annually. The Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long the Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Distribution of net gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions will be reinvested automatically at the NAV unless you request otherwise in writing. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES
-----

The following table illustrates the potential tax liabilities for taxable accounts:

         TYPE OF TRANSACTION                          TAX STATUS*
---------------------------------------      -----------------------------------
Dividend distribution...................     Ordinary income rate
Distribution of net short-term
capital gains...........................     Ordinary income rate
Distribution of net long-term capital
gains...................................     Long-term capital gains rate
Sale or exchange of Fund shares owned
for more than                                Long-term capital gains or
  one year..............................     losses
Sale or exchange of Fund shares owned
for one year                                 Gains are taxed at the same
  or less..............................      rate as ordinary income;
                                             losses are subject to special rules

------------
*  Tax  consequences  for  tax-deferred   retirement   accounts  or  non-taxable
   shareholders may be different. You should consult your tax specialist for more information about your personal situation.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of the Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Fund by the IRS.

MASTER/FEEDER OPTION
--------------------

The Fund may in the future operate under a master/feeder structure. This means that the Fund would be a "feeder" fund that attempts to meet its objective by investing all or a portion of its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase instruments for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Fund. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Fund without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

There are no financial highlights for the Fund as it was not operational at the end of the most recent fiscal year.

                          MORE INFORMATION ON THE FUND

STATEMENT OF ADDITIONAL INFORMATION (SAI): The Fund's SAI contains more information on the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN THE SAI OR FUND REPORTS FREE OF CHARGE:
-------------------------------------------------

Write to:  Dynamic HY Bond Fund
           P.O. Box 1993
           Milwaukee, Wisconsin  53201-1993

Call:      (800) 851-0511

These documents and other information about the Fund can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. Reports and other information about the Fund may be viewed on screen or downloaded from the EDGAR Database on the SEC's Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund in any jurisdiction in which such an offering may not lawfully be made.

SEC File Number: 811-8243

PROSPECTUS

                                 _____ __, 2004





                                          [





                              DYNAMIC HY BOND FUND

















                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511

                                  POTOMAC FUNDS

                              DYNAMIC HY BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511

The Potomac Funds (the "Trust") is a management investment company, or mutual fund, which currently offers to the public a variety of investment portfolios. THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") RELATES TO THE INVESTOR CLASS OF THE DYNAMIC HY BOND FUND (THE "FUND").

This Statement of Additional Information ("SAI") dated ________ __, 2004 is not a prospectus. It should be read in conjunction with the Trust's Prospectus dated ______ __, 2004, relating to the Fund. A copy of the Prospectus is available, without charge, upon request to the Trust at the address or telephone number above.



                             Dated: _______ __, 2004

                                TABLE OF CONTENTS


                                                                          Page
                                                                          ----

THE POTOMAC FUNDS............................................................1

CLASSIFICATION OF THE FUND...................................................1

INVESTMENT POLICIES AND TECHNIQUES...........................................1

   Asset-Backed Securities...................................................1
   Bank Obligations..........................................................2
   Equities..................................................................2
   Fixed-Income Securities...................................................3
   Foreign Securities........................................................5
   Illiquid Investments and Restricted Securities............................5
   Indexed Securities........................................................6
   Interest Rate Swaps.......................................................6
   Investments in Other Investment Companies.................................7
   Mortgage-Backed Securities................................................7
   Municipal Obligations.....................................................8
   Options, Futures and Other Strategies.....................................9
   Repurchase Agreements....................................................14
   Reverse Repurchase Agreements............................................14
   Short Sales..............................................................15
   Swap Agreements..........................................................15
   U.S. Government Securities...............................................16
   When-Issued Securities...................................................17
   Other Investment Risks and Practices.....................................17

INVESTMENT RESTRICTIONS.....................................................19

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................20

MANAGEMENT OF THE TRUST.....................................................21

   Trustees and Officers....................................................21
   Investment Adviser and Subadviser........................................25
   Proxy Voting Policies and Procedures.....................................27
   Fund Administrator, Fund Accountant, Transfer Agent and Custodian........27
   Distributor..............................................................28
   Distribution Plan........................................................28
   Independent Auditors.....................................................28

DETERMINATION OF NET ASSET VALUE............................................28

PURCHASES AND REDEMPTIONS...................................................30

   Retirement Plans.........................................................30
   Redemption in Kind.......................................................30
   Redemptions by Telephone.................................................30
   Receiving Payment........................................................31
   Anti-Money Laundering....................................................31

EXCHANGE PRIVILEGE..........................................................31

SHAREHOLDER INFORMATION.....................................................32

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES....................................32

   Dividends and Other Distributions........................................32
   Taxes....................................................................32

FINANCIAL STATEMENTS........................................................35

Appendix A: Description of Corporate Bond Ratings..........................A-1

                                THE POTOMAC FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty-five separate series. This SAI relates only to the Dynamic HY Bond Fund (the "Fund").

The Fund currently offers Investor Class shares, which are designated for sale directly to investors without a sales charge. The Fund is designed principally for experienced investors who intend to follow an asset allocation strategy. The Fund is not designed for inexperienced or less sophisticated investors.


                           CLASSIFICATION OF THE FUND

The Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Fund's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Fund, however, intend to meet certain diversification standards at the end of each quarter of their taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Fund, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in high-yield debt instruments, commonly referred to as "junk bonds," or derivatives of such instruments. The Fund may engage in the types of transactions discussed below and in the Fund's Prospectus. There is no assurance that any method of investment available to the Fund will result in the achievement of their objectives.

ASSET-BACKED SECURITIES
-----------------------

The Fund may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted.

BANK OBLIGATIONS
----------------

MONEY MARKET INSTRUMENTS. The Fund may invest in bankers' acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"). The Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Fund's ability to resell when it deems advisable to do so.

BANKERS' ACCEPTANCES. Bankers' acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed "accepted" when a bank writes on the draft its agreement to pay it at maturity, using the word "accepted." The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

CERTIFICATES OF DEPOSIT ("CDS"). The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

COMMERCIAL PAPER. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor's ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service ("Moody's"), and in other lower quality commercial paper.

EQUITIES
--------

COMMON STOCKS. The Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

PREFERRED STOCK. The Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

WARRANTS AND RIGHTS. The Fund may purchase warrants and rights, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

FIXED-INCOME SECURITIES
-----------------------

The Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

The Fund may invest in investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as "junk bonds").
Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in kind securities, and strips. Investment grade corporate bonds are those rated BBB or better by S&P or Baa or better by Moody's. Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. The Fund may also invest in unrated securities.

JUNK BONDS. "Junk Bonds" generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Rafferty Asset Management, LLC ("Rafferty) or the Fund's subadviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

CORPORATE DEBT SECURITIES. Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

ZERO-COUPON SECURITIES. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. If the issuer defaults, the Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

PAYMENT-IN-KIND SECURITIES AND STRIPS. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, the Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments to satisfy distribution requirements. The Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

UNRATED DEBT SECURITIES. The Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

FOREIGN SECURITIES
------------------

The Fund may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter ("OTC") markets located outside the United States. Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES
----------------------------------------------

The Fund may purchase and hold illiquid investments. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Fund's investment adviser has determined under Board-approved guidelines are liquid.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES
------------------

The Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

Investments in indexed securities are considered investments in other investment companies discussed below.

INTEREST RATE SWAPS
-------------------

The Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless Rafferty or the subadviser believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
-----------------------------------------

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

MORTGAGE-BACKED SECURITIES
--------------------------

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan
Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some nongovernmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation's stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. The Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

MUNICIPAL OBLIGATIONS
---------------------

The Fund may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable the Fund to demand payment from the issuer or a financial intermediary on short notice.

OPTIONS, FUTURES AND OTHER STRATEGIES
-------------------------------------

GENERAL. The Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (E.G., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some index options may be based on a narrow index such as the Lehman Brothers High Yield Bond Index.

The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for the point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

To the extent that the Fund enters into futures contracts or options on futures contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REPURCHASE AGREEMENTS
---------------------

The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, the Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. The Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

The Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS
-----------------------------

The Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities. During that time, the Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Fund's limitation on borrowing.

SHORT SALES
-----------

The Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund's short position.

SWAP AGREEMENTS
---------------

The Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless Rafferty or the subadviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement in circumstances where Rafferty or the subadviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES
--------------------------

The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit
Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association ("Sallie Mae").

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Fund's portfolio investments in these securities.

WHEN-ISSUED SECURITIES
----------------------

The Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. The Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction. The Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of the Fund's net assets would be so invested. If the Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to the Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

OTHER INVESTMENT RISKS AND PRACTICES
------------------------------------

BORROWING. The Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund's net asset value and on the Fund's investments. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, the Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While the Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Fund currently has no intention of lending its portfolio securities.

PORTFOLIO TURNOVER. The Trust anticipates that the Fund will have very high portfolio turnover due to the active management of its portfolio. The Fund's portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of the Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, the Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Fund have adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time the Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

The Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except
(1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or
(2) by engaging in repurchase agreements with respect to portfolio securities.

2.   Underwrite securities of any other issuer.

3.   Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and (3) the Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof:

     Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Fund's subadviser, as applicable, are responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund, Rafferty and/or the Fund's subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty and/or the Fund's subadviser may use research and services provided to it by brokers in servicing the Fund; however, not all such services may be used by Rafferty and/or the Fund's subadviser in connection with the Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Fund's subadviser, this information and these services are of indeterminable value and would not reduce Rafferty's investment advisory fee to be paid by the Fund or the subadvisory fees to be paid by Rafferty.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
---------------------

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all of the Fund's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York 10110.


INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------
                                                                    # OF
                                   TERM OF                       PORTFOLIOS
                                   OFFICE                         IN FUND
                      POSITION(S)   AND            PRINCIPAL      COMPLEX          OTHER
                      HELD         LENGTH        OCCUPATION(S)    OVERSEEN      TRUSTEESHIPS/
 NAME, ADDRESS AND    WITH         OF TIME        DURING PAST        BY         DIRECTORSHIPS
        AGE           FUND         SERVED         FIVE YEARS      TRUSTEE**   HELD BY TRUSTEE
----------------------------------------------------------------------------------------------
Lawrence C.           Chairman     Lifetime     Chairman and         14             NONE
Rafferty*             of the       of Trust     Chief Executive
Age: 61               Board        until        Officer of
                      of           removal      Rafferty,
                      Trustees     or           1997-present;
                                   resignation  Chief Executive
                                   Since 1997   Officer of
                                                Rafferty
                                                Companies, LLC,
                                                1996-present;
                                                Chief Executive
                                                Officer of
                                                Rafferty Capital
                                                Markets, Inc.,
                                                1995-present.

----------------------------------------------------------------------------------------------
Jay F. Higgins*       Trustee      Lifetime     Chairman, Bengal     14        Dwango North
Age: 58                            of Trust     Partners,                      America Corp.
                                   until        1998-present                     (radio,
                                   removal      (NASD                           telephone
                                   or           Broker-Dealer).               communications)
                                   resignation;
                                   Since 1997

----------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------
                                                                    # OF
                                   TERM OF                       PORTFOLIOS
                                   OFFICE                         IN FUND
                      POSITION(S)   AND            PRINCIPAL      COMPLEX          OTHER
                      HELD         LENGTH        OCCUPATION(S)    OVERSEEN      TRUSTEESHIPS/
 NAME, ADDRESS AND    WITH         OF TIME        DURING PAST        BY         DIRECTORSHIPS
        AGE           FUND         SERVED         FIVE YEARS      TRUSTEE**   HELD BY TRUSTEE
----------------------------------------------------------------------------------------------
Daniel J. Byrne       Trustee      Lifetime     President and        14             None
Age: 59                            of Trust     Chief Executive
                                   until        Officer of Byrne
                                   removal      Securities Inc.,
                                   or           1992-present;
                                   resignation  Trustee, The
                                   Since 1997   Opening Word
                                                Program,
                                                Wyandanch, New
                                                York.

----------------------------------------------------------------------------------------------
Kevin G. Boyle        Trustee      Lifetime     President, Kevin     14             None
Age: 54                            of Trust     G. Boyle
                                   until        Securities,
                                   removal      Inc.,
                                   or           1981-present.
                                   resignation;
                                   Since 2002

----------------------------------------------------------------------------------------------
Richard G. Jackson    Trustee      Lifetime     Private              14             None
Age: 54                            of Trust     Investor.
                                   until
                                   removal
                                   or
                                   resignation;
                                   Since 2003

----------------------------------------------------------------------------------------------
Gerald E. Shanley III Trustee      Lifetime     Business             14             None
Age: 60                            of Trust     Consultant,
                                   until        1985-present;
                                   removal      Trustee of
                                   or           Estate of
                                   resignation  Charles S.
                                   Since 1997   Payson,
                                                1987-present.

----------------------------------------------------------------------------------------------

OFFICERS
----------------------------------------------------------------------------------------------
                                                                    # OF
                                   TERM OF                       PORTFOLIOS
                                   OFFICE                         IN FUND
                      POSITION(S)   AND            PRINCIPAL      COMPLEX          OTHER
                      HELD         LENGTH        OCCUPATION(S)    OVERSEEN      TRUSTEESHIPS/
 NAME, ADDRESS AND    WITH         OF TIME        DURING PAST        BY         DIRECTORSHIPS
        AGE           FUND         SERVED         FIVE YEARS      TRUSTEE**   HELD BY TRUSTEE
----------------------------------------------------------------------------------------------

Daniel D. O'Neill     Chief        One Year;    Managing             N/A            None
Age: 35               Executive    Since 2003   Director of
                      Officer;                  Rafferty,
                                                1999-present;
                      President    One Year;    Portfolio
                                   Since 1999   Manager,
                                                Hermitage
                      Secretary    Since 2004   Capital
                                                Management,
                                                1998-1999;
                                                Associate, Akin,
                                                Gump, Strauss,
                                                Hauer & Feld,
                                                LLP, 1995-1998
                                                (law firm).

----------------------------------------------------------------------------------------------
Timothy P. Hagan      Vice         One Year;    Vice President       N/A            None
100 S. Royal Street   President;   Since 2001   of Rafferty,
Alexandria, VA 22314                            1997-present.


----------------------------------------------------------------------------------------------
                                                                    # OF
                                   TERM OF                       PORTFOLIOS
                                   OFFICE                         IN FUND
                      POSITION(S)   AND            PRINCIPAL      COMPLEX          OTHER
                      HELD         LENGTH        OCCUPATION(S)    OVERSEEN      TRUSTEESHIPS/
 NAME, ADDRESS AND    WITH         OF TIME        DURING PAST        BY         DIRECTORSHIPS
        AGE           FUND         SERVED         FIVE YEARS      TRUSTEE**   HELD BY TRUSTEE
----------------------------------------------------------------------------------------------
Age: 60               Chief        One Year;
                      Financial    From
                      Officer      1997-2001

----------------------------------------------------------------------------------------------
Philip A. Harding     Senior       One Year;    Vice President       N/A            None
Age: 59               Vice         Since 1997   of Rafferty,
                      President                 1997-present.
----------------------------------------------------------------------------------------------
Mark D. Edwards       Vice         One Year;    Vice President       N/A            None
100 S. Royal Street   President;   Since 2002   of Rafferty,
Alexandria, VA                                  1997 to present.
22314                 Chief        One Year;
Age: 45               Financial    2001-2002;
                      Officer

                      Vice         One Year;
                      President    1997-2001

----------------------------------------------------------------------------------------------
Jesse J. Noel         Chief        One Year;    Assistant Vice       N/A            None
100 S. Royal Street   Financial    Since 2002   President of
Alexandria, VA        Officer                   Rafferty,
22314                                           2002-present;
Age: 33                                         Mutual Fund
                                                Accountant, U.S.
                                                Bancorp Fund
                                                Services, LLC,
                                                1997-1999.

----------------------------------------------------------------------------------------------
*   Mr. Rafferty and Mr. Higgins are affiliated  with Rafferty.  Mr. Rafferty is the Chairman and Chief  Executive  Officer of Rafferty and Mr.  Higgins owns a beneficial  interest in
    Rafferty.
**  The  Potomac  Funds  currently  offer  for sale to the  public  14  portfolios  of the 25 currently  registered  with the SEC. In addition,  the Potomac  Insurance Trust currently consists of 20 separate portfolios, none of which are offered for sale to the public.

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met once during the Fund's most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the Trust's most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Qualified Legal Compliance Committee are not "interested" persons of the Trust (as defined in the 1940
Act). The primary responsibility of the Trust's Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report ("Report") made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

The following table shows the amount of equity securities in the Fund owned by the Trustees as of the calendar year ended December 31, 2003:


-------------------------------------------------------------------------------------------
DOLLAR RANGE    INTERESTED               DISINTERESTED
OF EQUITY       TRUSTEES:                TRUSTEES:
SECURITIES
OWNED:
------
-------------------------------------------------------------------------------------------
                Lawrence C.   Jay        Kevin G.    Daniel J.    Richard      Gerald E.
                Rafferty      Higgins    Boyle       Byrne        Jackson**    Shanley III


-------------------------------------------------------------------------------------------
HY Bond Fund*   $ 0           $ 0        $0          $ 0          $ 0          $ 0

-------------------------------------------------------------------------------------------
Aggregate       Over          $ 0        $0          $50,000 -    $ 0          $ 0
Dollar Range    $100,000                             $100,000
of Equity
Securities
in the
Potomac
Mutual Fund
Complex
---------------------------------------------------------------------------------
   *  As of the date of this prospectus, the Fund had not commenced operations.
   **Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended August 31, 2003.


------------------------------------------------------------------------------------
                                       PENSION OR                      AGGREGATE
   NAME OF PERSON,      AGGREGATE      RETIREMENT       ESTIMATED     COMPENSATION
                      COMPENSATION  BENEFITS ACCRUED      ANNUAL        FROM THE
                        FROM THE     AS PART OF THE   BENEFITS UPON  TRUST PAID TO
      POSITION            TRUST     TRUST'S EXPENSES    RETIREMENT    THE TRUSTEES
------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------

Lawrence C. Rafferty       $0              $0               $0             $0


------------------------------------------------------------------------------------
                                       PENSION OR                      AGGREGATE
   NAME OF PERSON,      AGGREGATE      RETIREMENT       ESTIMATED     COMPENSATION
                      COMPENSATION  BENEFITS ACCRUED      ANNUAL        FROM THE
                        FROM THE     AS PART OF THE   BENEFITS UPON  TRUST PAID TO
      POSITION            TRUST     TRUST'S EXPENSES    RETIREMENT    THE TRUSTEES
------------------------------------------------------------------------------------
Jay F. Higgins             $0              $0               $0             $0

DISINTERESTED TRUSTEES
----------------------

Kevin G. Boyle           $7,500            $0               $0           $7,500

Daniel J. Byrne          $9,500            $0               $0           $9,500

Richard G. Jackson*        $0              $0               $0             $0

Gerald E. Shanley III    $9,500            $0               $0           $9,500

------------------------------------------------------------------------------------
* Mr. Jackson was newly elected to the Board on Trustees as of November 11, 2003.

As the Fund was not operational prior to the date of this SAI, no officers own shares of the Fund. In addition, the Fund has no control persons or principal holders as of the date of this SAI.

INVESTMENT ADVISER AND SUBADVISER
---------------------------------

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Fund. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement between the Trust, on behalf of the Fund, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for the Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, the Fund pays Rafferty at an annual rate of 0.75% based on its average daily net assets.

Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 1.35% of average daily net assets for the period ending August 31, 2004. If overall expenses fall below these percentage limitations, then the Fund may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The Advisory Agreement will be approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of the

Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Under a Subadvisory Agreement between Rafferty and Transamerica Investment Management, LLC ("Transamerica"), Transamerica, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Fund for a fee payable by Rafferty. Specifically, an investment team from Transamerica will manage and be responsible for the Fund's assets. Under the subadviser arrangement, Transamerica shall, at its expense and on a regular basis, provide a continuous investment program and shall arrange for the execution of all orders for the purchase and sale of securities and other investments for the Fund's account. For the investment subadvisory services provided to the Fund, Rafferty will pay Transamerica a fee, computed and paid monthly, based on the Fund's average daily net assets equal to 0.25% on assets over $100 million, 0.30% on assets between $75 million and $100 million, 0.40% on assets between $25 million and $75 million, and 0.50% on assets less than $25 million.

The Subadvisory Agreement will be approved by the Board of the Trust (including all of the Trustees who are not "interested persons" of the Rafferty or Transamerica, as defined under the 1940 Act) and the shareholders of the Fund, in compliance with the 1940 Act. The Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by
(1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty, Hundredfold or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than 60 days' written notice by Rafferty or 90 days' written notice by Transamerica
Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of Transamerica upon termination of the Subadvisory Agreement.

The Advisory and Subadvisory Agreements will be approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. When approving the Agreements, the Trustees will consider, among other matters: (1) the high quality of services that would be provided by Rafferty and Transamerica; (2) the performance of the existing Potomac Funds and the representations made by management regarding Transamerica's proposed services; (3) the primary role of Transamerica to create an investment program for the Fund and make asset allocations, as well as Rafferty's role to effect the Fund's trades and oversee the management and operations of the Fund; (4) the extensive investment experience and qualifications of the Fund's proposed portfolio managers, Edward S. Han and Peter O. Lopez; (5) the resources to be dedicated to the Fund by Rafferty and Transamerica; (6) the experience of Transamerica personnel in complying with rules and regulations of the Investment Company Act of 1940 and in Rafferty's oversight responsibilities to ensure that the Funds are in compliance with such regulations and their investment policies; (7) the proposed fee arrangement with Rafferty and Transamerica and the Fund's overall expense ratio, as well as the proposed voluntary cap on expenses by Rafferty; and (8) the fact that Rafferty does not utilize soft dollar commissions.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Transamerica shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty, Transamerica and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by the Fund, subject to certain restrictions.

PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Fund as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund's investments.

PROXY VOTING GUIDELINES. In the absence of special circumstances, Rafferty will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. Generally, the Guidelines call for Rafferty to vote proxies so as to promote the long-term economic value of the underlying security. The Guidelines distinguish between Routine and Non-Routine proposals.

In general, routine proposals are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to mergers and acquisitions affecting the company, corporate restructuring, poison pill provisions, and changes in capitalization. These proposals require special consideration by Rafferty, and these decisions are made on a case-by-case basis.

CONFLICTS OF INTEREST. The Guidelines also address procedures to be used by Rafferty when there is a conflict of interest between the interests of Rafferty (or its affiliates) and the interests of the Fund. Each proxy is reviewed by Rafferty to assess the extent to which there may be a material conflict of interest between Rafferty or its affiliates. With respect to conflicts of interest regarding the Fund, Rafferty will notify the Board as to the nature of the conflict to assist in its resolution. Rafferty will seek to obtain a written consent from the Board to vote a proxy in a manner contrary to the Fund's stated voting policies.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.

FUND ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN
-----------------------------------------------------------------

U.S. Bancorp Fund Services, LLC ("Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Fund. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Fund, which include holding and administering the assets in the Fund's portfolio.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the Administrator, the Administrator provides the Trust with administrative services. As compensation for these services, the Trust pays the Administrator a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $1 billion, and .08% on the remaining balance with a base fee of $190,000 for the first $250 million. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $500 million, .05% on the next $500 million, and .025% of the remaining balance with a base fee of $255,000 for the first $250 million.

The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

DISTRIBUTOR
-----------

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the continuous offering of the Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2003, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the distributor.

DISTRIBUTION PLAN
-----------------

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution ("Plan") for the Investor Class Shares of the Fund pursuant to which the Fund may pay certain expenses incurred in the distribution of the Investor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, the Fund may pay up to 0.40% of its average daily net assets. The Plan provides that the distributor will be compensated regardless of expenses it incurs.

The Plan was approved by the Trustees, including the Independent Trustees of the Fund. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

INDEPENDENT AUDITORS
--------------------

Ernst & Young, LLP ("E&Y"), 233 S. Wacker Drive, Chicago, Illinois 60606, are the independent auditors for the Trust.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is determined daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices; in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer.

When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board.

For purposes of determining net asset value per share of the Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by the Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term investment, the investment will be valued at fair value as determined in good faith by the Board. U.S. Government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service ("Pricing Service").

Other debt securities are valued by using the mean between the closing bid and asked price provided by the Pricing Service. If the closing bid and asked price are not readily available, the Pricing Service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. In the absence of market quotations or matrix-derived prices from the Pricing Service, the debt securities will be valued at fair value as determined in good faith by the Board.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.

                            PURCHASES AND REDEMPTIONS

RETIREMENT PLANS
----------------

Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Fund. The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

REDEMPTION IN KIND
------------------

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Fund to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determine net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

REDEMPTIONS BY TELEPHONE
------------------------

Shareholders may redeem shares of the Fund by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

RECEIVING PAYMENT
-----------------

Payment of redemption proceeds will be made within seven days following the Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;
o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;
o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and
o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets or disposal of the Fund's securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.

ANTI-MONEY LAUNDERING
---------------------

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Fund's Customer Identification Program, the Fund's Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.


                               EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or
(2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by the Fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.

                             SHAREHOLDER INFORMATION

Each share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of the Fund have equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
---------------------------------

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectus under "Distributions and Taxes." All distributions from the Fund normally are automatically reinvested without charge in additional shares of that Fund.

Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of the Fund's net asset value per share. The Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Fund does not expect to realize net long-term capital gain and thus does not anticipate payment of any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). The Trustees may revise this dividend policy, or postpone the payment of dividends, if the Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

TAXES
-----

REGULATED INVESTMENT COMPANY STATUS. The Fund is treated as a separate corporation for Federal income tax purposes and intends to continue to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. If the Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities
("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although the Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that it will be able to do so. The investment by the Fund primarily in options and futures positions entails some risk that the Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Fund, pursuant to which it would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of the Fund.

If the Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

GENERAL. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends distributed by the Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of the Fund's net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder's sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another Fund generally will have similar consequences.

DISTRIBUTIONS TO FOREIGN SHAREHOLDERS. Dividends the Fund pays to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership

("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or any applicable lower treaty rate). An investor claiming to be a foreign shareholder will be required to provide the Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from options and futures the Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

Certain options (including listed options on "broad-based" stock indices) and futures in which the Fund may invest may be "section 1256 contracts." Section 1256 contracts that the Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. 60% of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest. That section defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

If a call option written by the Fund lapses (I.E., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If the Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by the Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If the Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

ZERO COUPON BONDS. The Fund may acquire zero coupon bonds or other debt securities issued with original issue discount (OID) and/or Treasury Inflation-Indexed securities (on which principal is adjusted based on changes in the Consumer Price Index). The Fund must include in its income the OID that accrues on those debt securities, and the amount of any principal increases on those Treasury securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Funds cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Fund. No attempt is made to present a complete explanation of the Federal tax treatment of the Fund's and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Fund and to distributions there from.


                              FINANCIAL STATEMENTS

Prior to the date of this Statement of Additional Information the Fund had not commenced operations.

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Service and Standard and Poor's Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

MOODY'S INVESTORS SERVICE RATINGS

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:  Bonds  with  this  rating  generally  lack   characteristics   of  desirable
investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.

STANDARD & POOR'S CORPORATION RATINGS

AAA: This rating is the highest rating assigned by Standard & Poor's and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor's.

                                      A-2



                                THE POTOMAC FUNDS

                           PART C OTHER INFORMATION
                           ------------------------


Item 23.    EXHIBITS
            --------

            (a)         Declaration of Trust*

            (b)         By-Laws*

            (c)         Voting trust agreement - None

            (d)(i)(A)   Form of Investment Advisory Agreement**

               (i)(B)   Amendment   to   Schedule  A  to   Investment   Advisory
                        Agreement^^^

               (ii)(A)  Investment   Subadvisory   Agreement  between  Gustafson
                        Baxter Financial Services, Inc. and Rafferty Asset Management, LLC^^

               (ii)(B)  Form  of  Investment   Subadvisory   Agreement   between
                        Portfolio   Strategies,    Inc.   and   Rafferty   Asset
                        Management, LLC - to be filed

               (ii)(C)  Investment   Subadvisory   Agreement   between   Horizon
                        Investments LLC and Rafferty Asset Management, LLC^^^

               (ii)(D) Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC##

               (ii)(E)  Investment  Subadvisory  Agreement  between  Hundredfold
                        Advisors and Rafferty Asset Management, LLC - to be filed

               (ii)(F)  Form  of  Investment   Subadvisory   Agreement   between
                        Transamerica Investment Management, LLC, and Rafferty Asset Management, LLC - filed herewith

               (iii)(A) Form of Fund Administration Servicing Agreement**

               (iii)(B) Addendum to Fund Administration Servicing Agreement^^

            (e)(i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.***

               (ii)     Form of Dealer Agreement+++

            (f)         Bonus, profit sharing contracts - None

            (g)(i)      Form of Custodian Agreement**

               (ii)     Addendum to Custodian Agreement^^

            (h)(i)(A)   Form of Transfer Agent Agreement**

               (i)(B)   Addendum to Transfer Agent Agreement^^

               (ii)(A)  Form of Fund Accounting Servicing Agreement**

               (ii)(B)  Addendum to Fund Accounting Servicing Agreement^^

               (iii)    Form of Fulfillment Servicing Agreement**

            (i)         Opinion and consent of counsel - to be filed

            (j)(i)      Consent of Independent Auditors - to be filed

            (k)         Financial statements omitted from prospectus - None

            (l)         Letter of investment intent**

            (m)(i)      Investor Class Plan pursuant to Rule 12b-1+++

               (ii) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1^^

               (iii)    Advisor Class Plan pursuant to Rule 12b-1+++

               (iv) Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1^^

               (v)      Broker Class Plan pursuant to Rule 12b-1+++

               (vi) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1^^

            (n)         Plan pursuant to Rule 18f-3^^^

            (o)         Reserved

            (p)(i) Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC^

            (ii)        Code of Ethics of Gustafson Baxter  Financial  Services,
                        Inc.^^

            (iii) Code of Ethics of Portfolio Strategies, Inc. - to be filed

            (iv)        Code of Ethics of Horizon Investments LLC^^^

            (v)         Code of Ethics of Flexible Plan Investments, Ltd##

            (vi)        Code of Ethics of Hundredfold Advisors - to be filed

            (vii) Code of Ethics of Transamerica Investment Management, LLC - to be filed

            (viii)      Code of Ethics for Rafferty Capital Markets, LLC#

-------
* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

+ + + Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

^       Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

^^ Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

^^^ Incorporated herein by reference from the Post-effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.

#       Incorporated  herein by reference from the Post-effective  Amendment No.
20 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2003 via EDGAR, Accession No. 0000894189-03-001984.

## Incorporated herein by reference from the Post-effective Amendment No. 21 to THE TRUST'S REGISTRATION STATEMENT ON FORM N-1A, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 12, 2004 VIA EDGAR, ACCESSION NO. 0000898432-04-000033.


Item 24.    PERSONS CONTROLLED BY OR UNDER
            COMMON CONTROL WITH REGISTRANT
            ------------------------------

            None.

Item 25.    INDEMNIFICATION
            ---------------

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking,

            (ii) the Trust is insured against losses arising out of any such advance payments, or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
            ----------------------------------------------------

      Rafferty Asset Management, LLC (the "Adviser"), 500 Fifth Avenue, Suite 415, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

      Gustafson Baxter Financial Services, Inc. ("GBFS"), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

      Portfolio Strategies, Inc. ("PSI"), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

      Horizon Investments, LLC ("Horizon"), 1233 Washington Street, Suite 801, Columbia, South Carolina, 29201, offers investment advisory services. Information as to the officers and directors of Horizon is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-57316).

      Flexible Plan Investments, Ltd. ("Flexible Plan"), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

      Hundredfold Advisors ("Hundredfold"), 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, offers investment advisory services. Information as to the officers and directors of Hundredfold is included in its current Form ADV filed with the Securities and Exchange Commission.

      Transamerica Investment Management, LLC ("Transamerica"), 1150 South Olive Street, 27th Floor, Los Angeles, CA 90015, offers investment advisory services. Information as to the officers and directors of Transamerica is included in its current form ADV filed with the Securities and Exchange Commission (Registration Number 801- 57089).

Item 27.    PRINCIPAL UNDERWRITER
            ---------------------

      (a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, and Texas Capital Value Funds.

(b) The director and officers of Rafferty Capital Markets, LLC are:

                        POSITIONS AND OFFICES WITH      POSITION AND OFFICES
      NAME                      UNDERWRITER               WITH REGISTRANT
------------------      --------------------------    ------------------------

Thomas A. Mulrooney              President             Chief Operating Officer

Lawrence C. Rafferty             Director              Chief Executive Officer,
                                                       Chairman of the
                                                       Board of Trustees

Stephen P. Sprague               CFO                   Treasurer and Secretary


The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------

      The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.    MANAGEMENT SERVICES
            -------------------

      Not applicable.


Item 30.          UNDERTAKINGS
                  ------------

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 13, 2004.

                                    POTOMAC FUNDS

                                    By:  /S/ DANIEL D. O'NEILL
                                         ---------------------
                                           Daniel D. O'Neill
                                           President and Chief Executive Officer

Attest:

/S/ JESSE J. NOEL
----------------------------
Jesse J. Noel
Chief Financial Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                           TITLE                  DATE
---------                           -----                  ----

LAWRENCE C. RAFFERTY*               Trustee                April 13, 2004
------------------------
Lawrence C. Rafferty

JAY F. HIGGINS*                     Trustee                April 13, 2004
------------------------
Jay F. Higgins

DANIEL J. BYRNE*                    Trustee                April 13, 2004
------------------------
Daniel J. Byrne

KEVIN G. BOYLE*                     Trustee                April 13, 2004
------------------------
Kevin G. Boyle

RICHARD JACKSON*                    Trustee                April 13, 2004
------------------------
Richard Jackson

GERALD E. SHANLEY III*              Trustee                April 13, 2004
------------------------
Gerald E. Shanley III

/S/ JESSE J. NOEL                   Chief Financial        April 13, 2004
------------------------            Officer
Jesse J. Noel


*By: /S/ DANIEL D. O'NEILL
     ---------------------
     Daniel D. O'Neill, President,
Chief Executive Officer and Attorney-In Fact

                                INDEX TO EXHIBITS

EXHIBIT
NUMBER            DESCRIPTION                                              PAGE
------            -----------                                              ----

(a)            Declaration of Trust*

(b)            By-Laws*

(c)            Voting trust agreement - None

(d)(i)(A)      Form of Investment Advisory Agreement**

   (i)(B)      Amendment to Schedule A to Investment Advisory Agreement ^^^

   (ii)(A)     Investment   Subadvisory   Agreement   between  Gustafson  Baxter
               Financial Services, Inc. and Rafferty Asset Management, LLC^^

   (ii)(B)     Form  of  Investment   Subadvisory  Agreement  between  Portfolio
               Strategies, Inc. and Rafferty Asset Management, LLC - to be filed

   (ii)(C) Investment Subadvisory Agreement between Horizon Investments LLC and Rafferty Asset Management, LLC^^^

   (ii)(D) Form of Investment Subadvisory Agreement between Flexible Plan Investments, Ltd and Rafferty Asset Management, LCC##

   (ii)(E) Investment Subadvisory Agreement between Hundredfold Advisors and Rafferty Asset Management, LLC - to be filed

   (ii)(F) Form of Investment Subadvisory Agreement between Transamerica Investment Management, LLC, and Rafferty Asset Management, LLC - filed herewith

   (iii)(A)    Form of Fund Administration Servicing Agreement**

   (iii)(B)    Addendum to Fund Administration Servicing Agreement^^

(e)(i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.***

   (ii)        Form of Dealer Agreement+++

(f)            Bonus, profit sharing contracts - None

(g)(i)         Form of Custodian Agreement**

   (ii)        Addendum to Custodian Agreement^^

(h)(i)(A)      Form of Transfer Agent Agreement**

   (i)(B)      Addendum to Transfer Agent Agreement^^

   (ii)(A)     Form of Fund Accounting Servicing Agreement**

   (ii)(B)     Addendum to Fund Accounting Servicing Agreement^^

   (iii)       Form of Fulfillment Servicing Agreement**

(i)            Opinion and consent of counsel - to be filed

(j)(i)         Consent of Independent Auditors - to be filed

(k)            Financial statements omitted from prospectus - None

(l)            Letter of investment intent**

(m)(i)         Investor Class Plan pursuant to Rule 12b-1+++

   (ii)        Amended  Schedule  A to  Investor  Class  Plan  pursuant  to Rule
               12b-1^^

   (iii)       Advisor Class Plan pursuant to Rule 12b-1+++

   (iv)        Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1^^

   (v)         Broker Class Plan pursuant to Rule 12b-1+++

   (vi)        Amended  Schedule  A to  Investor  Class  Plan  pursuant  to Rule
               12b-1^^

(n)            Plan pursuant to Rule 18f-3^^^

(o)            Reserved

(p)(i) Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC^

   (ii)        Code of Ethics of Gustafson Baxter Financial Services, Inc.^^

   (iii)       Code of Ethics of Portfolio Strategies, Inc. - to be filed

   (iv)        Code of Ethics of Horizon Investments LLC^^^

   (v)         Code of Ethics of Flexible Plan Investments, Ltd.##

   (vi)        Code of Ethics of Hundredfold Advisors - to be filed

   (vii) Code of Ethics of Transamerica Investment Management, LLC - to be filed

   (viii)      Code of Ethics for Rafferty Capital Markets, LLC#

-------
* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

+ + + Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

^       Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

^^ Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

^^^ Incorporated herein by reference from the Post-effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.

#       Incorporated  herein by reference from the Post-effective  Amendment No.
20 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2003 via EDGAR, Accession No. 0000894189-03-001984.

## Incorporated herein by reference from the Post-effective Amendment No. 21 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 12, 2004 via EDGAR, Accession No. 0000898432-04-000033.